                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-7023

  NAME OF REGISTRANT:                                                    VANGUARD VALLEY FORGE FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          DECEMBER 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2014 - JUNE 30, 2015

  FUND:   VANGUARD MANAGED PAYOUT FUND

  ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:               PowerShares DB Commodity Index Tracking Fund

  TICKER:               DBC                                  CUSIP:   73935S105

  MEETING DATE:   2/19/2015                                                                                                            FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST         MGMT

PROPOSAL #1: APPROVE THE SUBSTITUTION OF INVESCO FOR         ISSUER            YES             FOR                  FOR

DBCS AS MANAGING OWNER OF THE TRUST AND THE FUND

PROPOSAL #2: APPROVE AND ADOPT THE AMENDMENT AND                ISSUER            YES             FOR                  FOR

RESTATEMENT OF THE TRUST AGREEMENT

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD VALLEY FORGE FUNDS

  By:     /s/F. William McNabb III

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 28, 2015

  *By:    /s/Heidi Stam

  Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014,

             see File Number 2-17620. Incorporated by Reference.